Term deposits (Tables)	12 Months Ended
Mar. 31, 2022
Term Deposits
Schedule of term deposits
	March 31,
	2021	2022
Fixed deposits with banks	552,129	568,264
Total	552,129	568,264
Non-current	21,346	-
Current	530,783	568,264
Total	552,129	568,264